Schedule of investments
Delaware Small Cap Value Fund	February 29, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.02%
Basic Industry — 8.37%
Ashland	330,000	$ 30,901,200
Avient	1,007,350	40,777,528
Berry Global Group	990,660	57,666,319
HB Fuller	724,550	57,623,462
Huntsman	1,465,600	37,519,360
Knife River †	454,400	33,666,496
Louisiana-Pacific	800,850	59,238,874
Ryerson Holding	816,750	25,792,965
Summit Materials Class A †	1,226,226	52,372,112
		395,558,316
Consumer Discretionary — 11.50%
Acushnet Holdings	728,100	46,904,202
Adient †	1,378,200	46,776,108
Choice Hotels International	222,100	24,861,874
Columbia Sportswear	437,500	36,176,875
Crocs †	282,600	34,547,850
Group 1 Automotive	178,810	48,394,926
KB Home	735,000	48,826,050
M/I Homes †	254,000	32,255,460
Meritage Homes	405,600	63,946,896
Oxford Industries	247,800	25,124,442
Patrick Industries	43,624	5,232,263
Steven Madden	938,225	40,174,795
Texas Roadhouse	294,350	43,967,060
UniFirst	275,270	46,443,554
		543,632,355
Consumer Staples — 2.65%
Flowers Foods	1,233,500	27,655,070
J & J Snack Foods	363,300	52,707,564
Performance Food Group †	582,822	44,743,245
		125,105,879
Energy — 9.13%
CNX Resources †	934,500	19,577,775
EnLink Midstream †	3,342,500	41,213,025
International Seaways	682,600	36,130,018
Liberty Energy	2,474,100	52,896,258
Magnolia Oil & Gas Class A	2,340,200	53,075,736
Matador Resources	960,750	60,671,362
Murphy Oil	1,132,300	44,918,341
Noble	835,950	34,951,070
NQ- 021 [0224] 0424 (3502077)    1

Schedule of investments
Delaware Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Patterson-UTI Energy	3,420,000	$ 39,569,400
PBF Energy Class A	1,046,000	48,848,200
		431,851,185
Financial Services — 25.00%
Assurant	322,900	58,590,205
Axis Capital Holdings	1,021,700	63,927,769
Bank of NT Butterfield & Son	1,040,800	31,109,512
Bread Financial Holdings	743,100	28,445,868
Cadence Bank	1,688,750	46,744,600
Columbia Banking System	2,374,761	42,983,174
Comerica	578,800	28,581,144
East West Bancorp	1,096,473	79,889,023
Essent Group	972,500	52,096,825
First Financial Bancorp	1,826,600	39,637,220
FNB	5,504,950	73,436,033
Hancock Whitney	1,796,450	78,325,220
Hanover Insurance Group	413,450	54,356,271
Hope Bancorp	3,345,540	36,700,574
Old National Bancorp	2,191,100	35,999,773
Sandy Spring Bancorp	886,725	19,490,216
Selective Insurance Group	376,606	39,347,795
Stewart Information Services	581,200	36,603,976
Stifel Financial	1,221,900	92,693,334
Synovus Financial	1,718,450	65,197,993
Valley National Bancorp	7,583,800	62,111,322
WaFd	1,208,400	32,916,816
Webster Financial	1,739,010	82,846,436
		1,182,031,099
Healthcare — 3.89%
Globus Medical Class A †	525,700	28,382,543
Integer Holdings †	540,800	59,644,832
Integra LifeSciences Holdings †	496,200	18,314,742
Patterson Cos	1,151,900	31,204,971
Prestige Consumer Healthcare †	670,000	46,618,600
		184,165,688
Industrials — 17.10%
Atkore	582,400	98,658,560
CACI International Class A †	166,300	62,337,555
Concentrix	291,600	21,126,420
2    NQ- 021 [0224] 0424 (3502077)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Griffon	515,500	$ 36,806,700
H&E Equipment Services	937,500	52,959,375
ITT	665,380	83,931,033
KBR	998,972	59,968,289
Leonardo DRS †	2,009,400	45,633,474
MasTec †	841,929	63,531,962
NEXTracker Class A †	534,944	30,085,251
Regal Rexnord	351,539	60,285,423
Terex	872,850	50,057,947
Timken	591,750	49,701,083
WESCO International	281,300	42,051,537
Zurn Elkay Water Solutions	1,609,800	51,111,150
		808,245,759
Real Estate Investment Trusts — 6.64%
Agree Realty	766,850	42,138,408
Apple Hospitality REIT	2,837,900	45,661,811
Community Healthcare Trust	583,179	15,827,478
Independence Realty Trust	2,494,390	36,517,870
Kite Realty Group Trust	1,917,564	41,055,045
LXP Industrial Trust	4,520,700	39,149,262
National Health Investors	766,450	44,047,881
Plymouth Industrial REIT	80,537	1,737,183
Tricon Residential	4,302,264	47,884,198
		314,019,136
Technology — 9.14%
Belden	579,700	49,378,846
Cirrus Logic †	565,700	51,942,574
Diodes †	591,400	40,203,372
Flex †	2,585,010	72,768,031
NetScout Systems †	1,387,906	30,048,165
Power Integrations	514,400	36,759,024
TD SYNNEX	359,600	37,362,440
TTM Technologies †	3,014,702	44,768,325
Viavi Solutions †	2,942,900	28,104,695
Vishay Intertechnology	1,887,000	41,042,250
		432,377,722
Transportation — 2.53%
Kirby †	486,800	42,702,096
Saia †	41,850	24,080,490
NQ- 021 [0224] 0424 (3502077)    3

Schedule of investments
Delaware Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Werner Enterprises	1,314,300	$ 52,756,002
		119,538,588
Utilities — 3.07%
ALLETE	414,900	23,499,936
Black Hills	597,890	31,108,217
OGE Energy	1,408,600	46,357,026
Southwest Gas Holdings	649,100	44,236,165
		145,201,344
Total Common Stocks (cost $3,095,693,505)		4,681,727,071

Short-Term Investments — 1.07%
Money Market Mutual Funds — 1.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	12,626,881	12,626,881
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	12,626,880	12,626,880
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.32%)	12,626,880	12,626,880
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	12,626,879	12,626,879
Total Short-Term Investments (cost $50,507,520)		50,507,520
Total Value of Securities—100.09% (cost $3,146,201,025)		4,732,234,591

Liabilities Net of Receivables and Other Assets—(0.09%)		(4,477,181)
Net Assets Applicable to 68,270,842 Shares Outstanding—100.00%		$4,727,757,410
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
4    NQ- 021 [0224] 0424 (3502077)